Income taxes - Additional Information (Detail)	12 Months Ended
	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CAD	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)
Tax Credit Carryforward [Line Items]
Accrued interest or penalties related to uncertain tax positions	$ 0
Non cash valuation allowance	58,798,000		$ 56,809,000
Federal tax payable	0		$ 18,000	$ 5,800
Alternative Minimum Tax Credit [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	1,000,000
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 106,500,000
Federal net operating loss carry forwards expiration Dates	Beginning in fiscal 2020 through fiscal 2034
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 20,700,000	CAD 26,100,000
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	$ 207,000	CAD 260,000
Expire date	Between 2022 and 2035
Foreign Country Section Three Eight Two Limitation [Member]
Tax Credit Carryforward [Line Items]
Pre-acquisition net operating loss	$ 35,300,000
Pre-acquisition net operating loss limited	953,000
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 99,100,000
Federal net operating loss carry forwards expiration Dates	Beginning in fiscal 2018 through fiscal 2034